PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 24,141	$ 12,826	$ 13,806
MIning property costs not subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	4,100	2,968	$ 3,071
MIning property costs not subject to depreciation | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	649	639
MIning property costs not subject to depreciation | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	184	174
MIning property costs not subject to depreciation | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	754	1,245
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	1,009	786
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 1,504	$ 124